CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash	$ 14,345,454	$ 3,654,373	$ 2,823,974
Accounts receivable	6,755,128	2,776,314	0
Accounts receivable - related party	90,751	2,343,892	0
Other receivable - related party	0	336,746	0
Due from shareholders	0	692,500	0
Inventories	6,721,888	19,151,609	16,510,702
Advance to suppliers	3,363,783	0
Prepaid expenses and other current assets	1,206,103	1,303,230	1,221,273
Total Current Assets	32,483,107	30,258,664	20,555,949
Restricted cash	3,472,374	478,388	479,609
Property, plant and equipment, net	2,988,418	3,160,242	3,985,388
Total Assets	38,943,899	33,897,294	25,020,946
Current Liabilities:
Credit facilities	947,655	0
Accounts payable	1,472,041	10,253,053	274,621
Accounts payable - related parties		0	5,882,673
Accrued expenses	534,148	464,476	465,599
Other payables	962,531	1,161,975	1,334,081
Due to related parties		0	346,485
Total Current Liabilities	3,916,375	11,879,504	8,303,459
Total Liabilities	3,916,375	11,879,504	8,303,459
Commitments and Contingencies
Equity
Preferred stock	0	0	0
Common stock	9,895	8,788	8,788
Additional paid-in capital	2,742,158	1,091,212	1,091,212
Statutory reserve	71,699	71,699	71,699
Retained earnings	31,928,688	20,537,889	15,153,000
Accumulated other comprehensive income (loss)	(38,378)	(8,395)	30,686
Total Shareholder's Equity	34,714,062	21,701,193	16,355,385
Noncontrolling interest	313,462	316,597	362,102
Total Equity	35,027,524	22,017,790	16,717,487
Total Liabilities and Equity	$ 38,943,899	$ 33,897,294	$ 25,020,946